Shareholder Report, Holdings (Details) - Fidelity Government Cash Reserves	Nov. 30, 2025
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	55.80%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	36.20%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	26.40%